American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2024

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.0%
Focused Dynamic Growth Fund G Class(2)	609,006	40,736,384
Focused Large Cap Value Fund G Class	9,573,466	106,744,147
Growth Fund G Class	1,046,077	63,350,407
Heritage Fund G Class	1,647,598	50,037,537
Mid Cap Value Fund G Class	3,484,402	58,747,020
Select Fund G Class	3,528	444,853
Small Cap Growth Fund G Class(2)	951,386	22,471,732
Small Cap Value Fund G Class	2,033,163	22,507,115
Sustainable Equity Fund G Class	2,080,148	115,323,433
		480,362,628
International Equity Funds — 24.9%
Emerging Markets Fund G Class	4,275,883	50,540,938
Global Real Estate Fund G Class	1,511,859	20,999,728
International Growth Fund G Class	4,641,916	59,277,270
International Small-Mid Cap Fund G Class	2,183,773	22,361,839
International Value Fund G Class	3,613,535	32,485,679
Non-U.S. Intrinsic Value Fund G Class	3,202,983	31,325,175
		216,990,629
Domestic Fixed Income Funds — 14.6%
Diversified Bond Fund G Class	9,583,542	87,881,082
High Income Fund G Class	2,541,831	22,063,092
Inflation-Adjusted Bond Fund G Class	1,639,458	17,476,620
		127,420,794
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	1,470,059	13,127,631
Global Bond Fund G Class	3,984,784	35,185,640
		48,313,271
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $706,072,051)		873,087,322
OTHER ASSETS AND LIABILITIES — 0.0%		48
TOTAL NET ASSETS — 100.0%		$873,087,370

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,607	$1,658	$2,720	$1,191	$40,736	609	$1,065	—
Focused Large Cap Value Fund	109,131	1,360	6,555	2,808	106,744	9,573	437	$722
Growth Fund	62,638	2,406	3,603	1,909	63,350	1,046	186	—
Heritage Fund	50,309	95	3,021	2,655	50,038	1,648	828	—
Mid Cap Value Fund	61,362	372	3,388	401	58,747	3,484	139	372
Select Fund	186	252	—	7	445	4	—	—
Small Cap Growth Fund(3)	23,212	—	671	(69)	22,472	951	160	—
Small Cap Value Fund	23,723	693	912	(997)	22,507	2,033	46	113
Sustainable Equity Fund	115,186	2,406	3,984	1,715	115,323	2,080	800	—
Emerging Markets Fund	50,565	1,136	2,446	1,286	50,541	4,276	158	—
Global Real Estate Fund	21,845	—	1,943	1,098	21,000	1,512	246	—
International Growth Fund	59,625	1,159	470	(1,037)	59,277	4,642	13	—
International Small-Mid Cap Fund	22,726	327	—	(691)	22,362	2,184	—	—
International Value Fund	32,859	—	81	(292)	32,486	3,614	6	—
Non-U.S. Intrinsic Value Fund	31,895	639	501	(708)	31,325	3,203	16	—
Diversified Bond Fund	87,994	4,078	3,737	(454)	87,881	9,584	(419)	1,091
High Income Fund	21,583	436	117	161	22,063	2,542	(13)	393
Inflation-Adjusted Bond Fund	17,378	—	—	98	17,476	1,639	—	—
Emerging Markets Debt Fund	12,854	177	—	97	13,128	1,470	—	176
Global Bond Fund	34,764	106	—	316	35,186	3,985	—	—
	$880,442	$17,300	$34,149	$9,494	$873,087	60,079	$3,668	$2,867
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.